Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 14, 2019
Acquisition of NiSun BVI [Member]
Purchase price	$ 7,000,000	$ 7,000,000
Mr. Anyuan Sun [Member]
Due to related party	414,044
Mr. Bodang Liu [Member]
Due to related party	7,345,399
NiSun Shanghai [Member]
Office rent expenses	63,749
Annual rent expenses	$ 113,200